DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)						3 Months Ended			4 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 06, 2025	May 31, 2025	May 30, 2025	Feb. 19, 2025	Jan. 23, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 11, 2024	Dec. 08, 2023	Sep. 23, 2016
Net income loss						$ (110,268,109)		$ 3,762,154		$ (102,800,908)	$ 7,782,851
Accumulated deficit						(12,070,455)			$ (12,070,455)	(12,070,455)			$ 29,018,191
Current liabilities						247,261,884			247,261,884	247,261,884			180,425,447
Cash						$ 405,575			$ 405,575	$ 405,575			$ 407,182
Common stock par value						$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Business combination transaction costs	$ 17,011,496
Business combination professional fees	6,923,808
Business combination general and administrative expenses	10,087,688
Common stock, shares outstanding						149,264,925	183,078,394		149,264,925	149,264,925			140,227,818
Net loss									$ 1,223,267
Net income loss						$ 110,268,109		(3,762,154)		$ 102,800,908	(7,782,851)
Accumulated deficit						$ 12,070,455			$ 12,070,455	$ 12,070,455			$ (29,018,191)
Common Class A [Member]
Common stock par value						$ 0.0001			$ 0.0001	$ 0.0001
Conversion of shares										5,322,463
Legacy XCF Convertible Note [Member]
Debt instrument face amount	$ 100,000,000
New Rise Renewables Reno, LLC [Member]
Debt instrument face amount				$ 100,000,000
Public Placement [Member]
Warrants outstanding	11,500,000
Warrants outstanding	11,500,000
Warrants outstanding, Value	$ 121,900,000
Private Placement [Member]
Warrants outstanding	6,400,000
Warrants outstanding	6,400,000
Warrants outstanding, Value	$ 88,768,000
Common Stock [Member]
Net income loss
Net income loss
Common Stock [Member] | Common Class A [Member] | Equity Line Of Credit Purchase Agreement [Member]
Stock issued for services, shares		740,000
Stock issued for services , price per share		$ 10.00
Stock issued for services, value		$ 7,400,000
New Rise Renewables Reno, LLC [Member]
Ownership percentage				100.00%												100.00%
New Rise Renewables Reno, LLC [Member] | Membership Interest Purchase Agreement [Member]
Ownership percentage															100.00%
New Rise SAF [Member]
Ownership percentage					100.00%
XCF Global Capital Inc [Member]
Net income loss												$ 246,610	4,821,989
Accumulated deficit												246,610	5,068,599
Current liabilities												2,524,400	5,264,277
Cash												$ 55,647	$ 353,174
Warrants outstanding				88,126,200	18,730,000
Common stock par value												$ 0.001	$ 0.001
Business combination professional fees			$ 126,700,000	$ 118,700,000
Acquisitions shares					15,036,170
Number of equity shares issued			87,331,951
Common stock, shares outstanding												62,329,743	74,999,777
Net income loss												$ (246,610)	$ (4,821,989)
Accumulated deficit												(246,610)	(5,068,599)
XCF Global Capital Inc [Member] | Common Class A [Member]
Common stock par value														$ 0.0001
XCF Global Capital Inc [Member] | Common Stock [Member]
Net income loss
Warrants outstanding												17,500,000
Stock issued for services, shares												17,500,000	12,670,034
Net income loss
New XCF Class A [Member] | Common Stock [Member]
Warrants outstanding	142,130,632
Common stock par value	$ 0.0001
Conversion of shares	651,919
Common stock share price	$ 11.50
NewXCF [Member] | Common Stock [Member]
Warrants outstanding	10,000,000
New Rise SAF [Member] | Common Stock [Member]
Acquisitions shares					18,730,000
XCF [Member]
Number of equity shares issued				87,331,951
New Rise Renewables Reno LLC and New Rise SAF [Member]
Equity Interests							$ 4,887,000